Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
CIK0001816090 FTAC Olympus Acquisition Corp.
Schedule of the restatement on each financial statement
	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of August 28, 2020 (audited)
Warrant Liabilities	$-	$42,957,966	$42,957,966
Total Liabilities	30,038,556	42,957,966	72,996,522
Class A Ordinary Shares Subject to Possible Redemption	721,047,750	(42,957,966)	678,089,784
Class A Ordinary Shares	507	429	936
Additional Paid-in Capital	5,002,305	2,540,939	7,543,244
Accumulated Deficit	(5,015)	(2,541,368)	(2,546,383)
Shareholders’ Equity	5,000,008	-	5,000,008
Number of shares subject to redemption	72,104,775	(4,295,797)	67,808,978

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$-	$43,739,664	$43,739,664
Total Liabilities	30,306,708	$43,739,664	74,046,372
Class A Ordinary Shares Subject to Possible Redemption	725,421,970	(43,739,664)	681,682,306
Class A Ordinary Shares	510	437	947
Additional Paid-in Capital	5,087,486	(3,058,560)	8,146,046
Accumulated Deficit	(89,928)	(3,058,997)	(3,148,925)
Shareholders’ Equity	5,000,009	-	5,000,009
Number of shares subject to redemption	72,542,197	(4,373,966)	68,168,231

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$-	$49,174,771	$49,174,771
Total Liabilities	30,404,648	49,174,771	79,579,419
Class A Ordinary Shares Subject to Possible Redemption	724,852,470	(49,174,771)	675,677,699
Class A Ordinary Shares	516	492	1,008
Additional Paid-in Capital	5,656,980	8,493,612	14,150,592
Accumulated Deficit	(659,436)	(8,494,104)	(9,153,540)
Shareholders’ Equity	5,000,001	-	5,000,001
Number of shares subject to redemption	72,485,247	(4,917,477)	67,567,770

Three Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	-	(517,629)	(517,629)
Offering costs associated with warrants recorded as liabilities	-	(2,541,368)	(2,541,368)
Net loss	(84,913)	(3,058,997)	(3,143,910)
Weighted average shares outstanding of Class A redeemable ordinary shares	75,115,000	-	75,115,000
Basic and diluted net loss per share, Class A redeemable ordinary shares	0.00	0.00	0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares	20,089,849	-	20,089,849
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares	(0.00)	(0.16)	(0.16)

Period from June 2, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	-	(517,629)	(517,629)
Offering costs associated with warrants recorded as liabilities	-	(2,541,368)	(2,541,368)
Net loss	(89,928)	(3,058,997)	(3,148,925)
Weighted average shares outstanding of Class A redeemable ordinary shares	75,115,000	-	75,115,000
Basic and diluted net loss per share, Class A redeemable ordinary shares	0.00	0.00	0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares	19,897,156	-	19,897,156
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares	(0.00)	(0.16)	(0.16)

Period from June 2, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liabilities	-	(5,952,736)	(5,952,736)
Offering costs associated with warrants recorded as liabilities	-	(2,541,368)	(2,541,368)
Net loss	(659,436)	(8,494,104)	(9,153,540)
Weighted average shares outstanding of Class A redeemable ordinary shares	75,376,489	-	75,376,489
Basic and diluted net loss per share, Class A redeemable ordinary shares	0.00	0.00	0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares	20,766,410	-	20,766,410
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares	(0.03)	(0.41)	(0.44)

Cash Flow Statement for the period ended September 30, 2020 (unaudited)
Net loss	(89,928)	(3,058,997)	(3,148,925)
Change in fair value of warrant liabilities	-	517,629	517,629
Transaction costs allocable to warrant liabilities	-	2,541,368	2,541,368
Initial value of Class A ordinary shares subject to possible redemption	725,506,890	(43,222,035)	682,284,855
Change in value of Class A ordinary shares subject to possible redemption	(84,920)	-	(84,920)

Cash Flow Statement for the period ended December 31, 2020 (audited)
Net loss	(659,436)	(8,494,104)	(9,153,540)
Change in fair value of warrant liabilities	-	5,952,736	5,952,736
Transaction costs allocable to warrant liabilities	-	2,541,368	2,541,368
Initial value of Class A ordinary shares subject to possible redemption	725,506,890	(43,222,035)	682,284,855
Change in value of Class A ordinary shares subject to possible redemption	(654,420)	(5,952,736)	(6,607,156)